Share Capital (Details) - Schedule of outstanding warrants to purchase common shares - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number outstanding	$ 19,512,039	$ 2,786,534 [1]
March 2016 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price per share (in Dollars per share)		$ 500
Number outstanding		$ 150
Expiration		March 4, 2021
August 2017 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)	5 years	5 years
Exercise price per share (in Dollars per share)	$ 42	$ 42
Number outstanding	$ 37,500	$ 37,500
Expiration	August 11, 2022	August 11, 2022
August 2017 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)	5 years	5 years
Exercise price per share (in Dollars per share)	$ 42	$ 42
Number outstanding	$ 11,876	$ 11,876
Expiration	August 16, 2022	August 16, 2022
August 2017 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)	5 years	5 years
Exercise price per share (in Dollars per share)	$ 42	$ 42
Number outstanding	$ 25,625	$ 25,625
Expiration	August 22, 2022	August 22, 2022
April 2018 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)	5 years	5 years
Exercise price per share (in Dollars per share)	$ 5.6	$ 5.6
Number outstanding	$ 111,563	$ 111,563
Expiration	April 17, 2023	April 17, 2023
March 2020 []Member
Class of Warrant or Right [Line Items]
Contractual life (years)	3 years	3 years
Exercise price per share (in Dollars per share)	$ 0.6	$ 0.6
Number outstanding	$ 31,000	$ 905,820
Expiration	March 23, 2023	March 23, 2023
April 2020 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)	5 years	5 years
Exercise price per share (in Dollars per share)	$ 0.92	$ 0.92
Number outstanding	$ 579,500	$ 1,694,000
Expiration	April 30, 2025	April 30, 2025

[1]	Includes 1,860,320 of warrants to purchase common shares, in the aggregate, outstanding to related parties at December 31, 2020.